RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2016
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
23.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the WFOEs, VIEs and VIEs' subsidiaries from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their paid-in-capital, to the Group in the form of loans, advances or cash dividends. Relevant PRC statutory laws and regulations restrict the payments of dividends by the Group's PRC subsidiaries and VIEs and VIEs' subsidiaries from their respective retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

As of December 31, 2015, the balance of restricted net assets was $313,780, of which $114,695 was attributed to the paid-in-capital and statutory reserves of the VIEs and VIEs' subsidiaries, and $199,085 was attributed to the paid in capital and statutory reserves of WFOE. As of December 31, 2016, the balance of restricted net assets was $342,860, of which $138,496 was attributed to the paid-in-capital and statutory reserves of the VIEs and VIEs' subsidiaries, and $204,364 was attributed to the paid in capital and statutory reserves of WFOE. Under applicable PRC laws, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.